Amounts Related to Postretirement Plans Not Reclassified in Entirely out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Amortization of prior service cost	$ (0.7)	[1]	$ 0.4	[1]
Amortization of actuarial losses	148.3	[1]	191.4	[1]
Curtailment gain	(0.6)	[1]
Total before tax	147.0		191.8
Income tax benefit	(5.8)		(6.9)
Net of tax	$ 141.2		$ 184.9

[1]	* These items are included in net periodic postretirement cost (see note 16).